Other (Gains) Losses - Schedule of Other (Gains) Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Other Gainslosses
Foreign exchange (loss)/gain, net	$ (6,250)		$ 3,872	$ (49)
Gain/(loss) on sale of property and equipment	2		(22)	(21)
Gain on available-for-sale financial assets			58
Impairment charge on available-for-sale financial assets	(2,436)
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	(3,562)	[1]
Mark to market gain on derivative financial instrument measured at fair value through profit and loss account			10,297	(3,566)
(Loss) on settlement of derivative financial instruments	(586)
(Loss) on financial liability (convertible notes) measured at fair value through profit and loss account	(13,840)
(Loss) on deconsolidation of a subsidiary	(14,649)
Other (Gains)/Losses	$ (41,321)		$ 14,205	$ (3,636)

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.